Cover	9 Months Ended
Sep. 30, 2021
Entity Information [Line Items]
Document Type	S-4
Entity Registrant Name	DOORDASH, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001792789
Amendment Flag	false